Contract liabilities	12 Months Ended
Mar. 31, 2026
Contract Liabilities
Contract liabilities

Note 11 – Contract liabilities

As of March 31, 2026 and 2025, the Company had contract liabilities of $3,233,089 and $117,191, respectively. In terms of warehouse subleasing services, rentals are generally required to be paid in advance. In addition, certain transportation service contracts would require the customer to pay a portion of the total price before services are rendered. These advanced payments from customers for services to be performed in the future are recognized as contract liabilities, and the Company reduces such liabilities and recognizes revenues after it fulfills pertinent performance obligations, usually within one year.

The movement of contract liabilities was as follows:

	For the year ended March 31,
	2026	2025	2024

Balance at the beginning of year	$117,191	$241,008	$219,701
Advances received from customers	3,699,788	737,909	1,188,015
Amount recognized as revenue during the year	(679,268)	(861,203)	(1,155,739)
Exchange realignment	95,378	(523)	(10,969)
Balance at the end of year	$3,233,089	$117,191	$241,008

During the year ended March 31, 2026, revenues of $117,191 were recognized that were included in the contract liabilities balance at the beginning of the year.

During the year ended March 31, 2025, revenues of $241,008 were recognized that were included in the contract liabilities balance at the beginning of the year.

During the year ended March 31, 2024, revenues of $219,701 were recognized that were included in the contract liabilities balance at the beginning of the year.